CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
NET LOSS	$ (4,990)	$ (35,061)	$ (16,117)
OTHER COMPREHENSIVE INCOME (LOSS) - NET OF TAX:
Unrealized gain (loss) on marketable debt securities	(7,715)	4,698	(24,004)
Defined benefit pension plan adjustment		15	(323)
Foreign currency translation adjustments	(171)	57	1,814
Deconsolidation of subsidiaries			2,799
Other comprehensive income (loss)	(7,886)	4,770	(19,714)
COMPREHENSIVE LOSS	(12,876)	(30,291)	(35,831)
COMPREHENSIVE (INCOME) LOSS ATTRIBUTABLE TO THE NONCONTROLLING INTERESTS	(163)	287	(2,189)
COMPREHENSIVE LOSS ATTRIBUTABLE TO GIGAMEDIA SHAREHOLDERS	$ (13,039)	$ (30,004)	$ (38,020)